Cover Page	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Amendment Flag	false
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	Tencent Music Entertainment Group
Entity Central Index Key	0001744676
Current Fiscal Year End Date	--12-31